Summary of Business and Material Accounting Policies - Schedule of Property And Equipment - Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2025
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	3 years
Bottom of Range [Member] | Buildings and Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	10 years
Bottom of Range [Member] | Furniture, Fixtures and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	5 years
Top of Range [Member] | Buildings and Building Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	40 years
Top of Range [Member] | Furniture, Fixtures and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property useful lives	7 years